GOING CONCERN (Details Narrative) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 41,609,945	$ 40,168,610